Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related parties
Name of related parties	Relationship with the Company
Yangzhou Yada Powder Metallurgy Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Jiangsu Qinqin Group Yangzhou Hujun Food Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu

Schedule of sales
Name of related party	For the Year Ended December 31,
	2021	2020	2019
Yangzhou Meihua Import and Export Co., Ltd.	$51,750	$71,885	$113,121
Yangzhou Yada Powder Metallurgy Co., Ltd.	347,737	669,583	567,559
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	176,414	67,101	145,773
Jiangsu Qinqin Group Yangzhou Hujun Food Co., Ltd.	-	8,038	-
Total	$575,901	$816,607	$826,453

Schedule of due from related parties
Name of related party	December 31, 2021	December 31, 2020
Yangzhou Meihua Import and Export Co., Ltd.	$-	$56,616
Yangzhou Yada Powder Metallurgy Co., Ltd.	-	301,113
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	-	34,345
Total	$-	$392,074